STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Treasury shares	11.2	10.3	9.5